Class N | DoubleLine Equities Small Cap Growth Fund
Fund Summary DoubleLine Equities Small Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class N DoubleLine Equities Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	none
Fees for Redemption by Wire	15
Exchange Fee	none
Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class N DoubleLine Equities Small Cap Growth Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses (including any sub-transfer agent accounting or administrative services)	[1]	0.35%
Acquired Fund Fees and Expenses	[1][2]	0.01%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and/or Expense Reimbursement	[3]	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[3]	DoubleLine Equity LP (the "Adviser") has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.40% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. This expense limitation is in effect until one year after the effective date of the registration statement, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower because this is a hypothetical example, based on these assumptions, your costs would be:
Expense Example (USD $)	Class N DoubleLine Equities Small Cap Growth Fund
1 Year	144
3 Years	467

Portfolio Turnover
The Fund incurs transaction costs when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The DoubleLine Equities Small Cap Growth Fund seeks long-term capital appreciation. The Fund intends to invest its assets principally in equity securities of small capitalization U.S. companies or foreign companies whose shares trade on a U.S. exchange or that the Adviser determines are otherwise actively traded in the U.S., including in the form of American Depository Receipts (ADRs), American Depository Shares (ADSs) and other similar securities. The Fund may invest, however, in some securities that may trade principally or only outside the U.S.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies included in the Russell 2000® Growth Index. The Fund's investments in derivatives and other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to investments in equity securities of small capitalization companies will be counted toward satisfaction of this 80% policy as well. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of May 31, 2012, the market capitalization of companies included in the Russell 2000® Growth Index was between $7.7 million and $4.18 billion.

In managing the Fund's investments, the portfolio manager normally uses a "bottom up" approach to identify small cap growth companies for investment. First, the Adviser uses quantitative and qualitative criteria to screen companies for favorable characteristics. Companies identified through this screening process are then subjected to fundamental analysis to identify one or more of the following factors, among others:
  a record of consistent earnings or revenue growth or the potential to grow revenue or earnings significantly;
  the potential to earn an attractive return on equity;
  a large and growing market share or competing in a large or growing market, offering the potential for increasing revenue;
  a strong balance sheet;
  significant ownership by management and a strong management team;
  the ability to fund revenue and earnings growth with internally generated free cash flow or balance sheet cash;
  a differentiated product or service.
Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures (such convertible bonds and debentures may be of any maturity and credit quality, including bonds rated below investment grade, commonly known as "junk" bonds); and rights or warrants to purchase common or preferred stock, as well as other securities with equity characteristics, such as investment companies and exchange-traded funds (ETFs) that invest primarily in equity securities. The Fund may invest without limit in other investment companies or pools of any kind, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles. The Fund may invest in other investment companies or private investment vehicles managed by the Adviser or its affiliates, to the extent permitted by applicable law.

The Fund may invest without limit in foreign securities, including emerging market securities.

The Fund may invest in companies that do not have publicly-traded securities but that the portfolio manager determines represent attractive growth investments, such as companies that are relatively newly-formed, may represent attractive acquisition targets for more-established companies or may be contemplating an initial public offering of their shares in the future.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may buy or sell put and call options and futures contracts and related options, and may enter into swap transactions, in order to take indirect long or short positions on indexes, securities, commodities or other indicators of value, either for hedging purposes or to achieve efficient long or short investment exposures as an alternative to cash investments.
Principal Risks
Since the Fund will hold securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
  convertible securities risk: investing in convertible bonds and securities includes the risk that the issuer may default in the payment of principal and/or interest and the risk that the value of the investment may decline if interest rates rise. Such events may reduce the Fund's distributable income and the value of the Fund's shares. Convertible bonds that are rated below investment grade, or unrated convertible bonds of equivalent credit quality, are commonly known as junk bonds. Such bonds involve a higher degree of default risk, may be less liquid and may be subject to greater price volatility than investment grade bonds.
  depositary receipts risk: depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.
  derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
  emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.
  equity issuer risk: the risk that the value of a company's stock will decline in value in response to factors affecting that company, that company's industry, or the market generally.
  foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund's investments denominated in foreign currencies.
  foreign investing risk: the risk that the Fund's investments will be affected by political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  growth securities risk: the risk that growth securities will be more sensitive to changes in current or expected earnings than other types of securities and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  investment company and exchange-traded fund risk: the risk that an investment company, including any ETF, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Fund must pay its pro rata portion of an investment company's fees and expenses.
  limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
  liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.
  market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
  market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.
  portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.
  privately-held companies and private funds risk: investments in privately-held companies and private funds may present greater opportunity for growth, but there are significant risks associated with these investments. Investments in privately-held companies and private funds are typically illiquid and may require a substantial period of time before a substantial increase in price (if any) can occur. Privately-held companies and the companies in which private funds invest may have a limited or no history of profits and limited financial resources.
  securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.
  small companies risk: small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
See "Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks" for a more detailed description of the risks of investing in the Fund.
Performance
Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance are not yet available. Once available, information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.